Financial Assets - Summary of Fair Value Hierarchy of Financial Assets (Detail) - Debt securities [member] - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Debt securities	¥ 968,575	¥ 843,543
Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	228,198	191,009
Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	415,013	276,484
Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	206,793	220,267
Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	118,571	155,783
Quoted prices in active markets level 1 [member]
Disclosure of financial assets [line items]
Debt securities	81,618	98,807
Quoted prices in active markets level 1 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	15,749	15,387
Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	57,955	72,455
Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	7,914	10,965
Quoted prices in active markets level 1 [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	0
Significant observable inputs level 2 [member]
Disclosure of financial assets [line items]
Debt securities	886,957	744,736
Significant observable inputs level 2 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	212,449	175,622
Significant observable inputs level 2 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	357,058	204,029
Significant observable inputs level 2 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	198,879	209,302
Significant observable inputs level 2 [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	¥ 118,571	¥ 155,783